Condensed Unaudited Consolidated Statements of Comprehensive Loss - CAD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Profit or loss [Abstract]
Revenue	$ 101,404	$ 166,133
Cost of revenue	96,152	102,668
Gross profit	5,252	63,465
Operating expenses
Amortization	268,682	51,029
General and administrative expenses	1,912,675	975,217
Research and development expenses	1,643,555	1,560,177
Sales and marketing expenses	372,000	279,630
Stock-based compensation expense	1,999,992	790,234
Share-based payment expense	74,841
Operating expenses	(6,271,745)	(3,656,287)
Loss before other items	(6,266,493)	(3,592,822)
Other items
Interest expense	31,853
Changes in fair value of derivative liability	14,066,610	(1,166,027)
Other income	(39,545)
Foreign exchange loss (gain)	347,210	(22,821)
Loss before taxes	(20,672,621)	(2,403,974)
Deferred income tax recovery	(42,756)
Net loss	(20,629,865)	(2,403,974)
Other comprehensive income - foreign currency translation	(2,683)
Comprehensive loss	$ (20,627,182)	$ (2,403,974)
Loss per share - basic and fully diluted (in dollars per share)	$ (0.62)	$ (0.10)
Weighted average number of shares outstanding - basic and fully diluted (in shares)	33,044,040	24,468,974